Schedule of Investments (unaudited)
February 29, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
Bombardier, Inc., Class B(a)	20,000	$ 724,459
Howmet Aerospace, Inc.	2,883,784	191,915,825
		192,640,284
Automobile Components — 0.1%
Atmus Filtration Technologies, Inc.(a)(b)	113,030	2,698,026
Automobiles — 0.0%
Rivian Automotive, Inc., Class A(a)(b)	83,592	946,261
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., CVR(a)	58,204	2,910
Lyell Immunopharma, Inc.(a)	19,649	57,375
		60,285
Broadline Retail — 0.0%
ContextLogic, Inc., Class A(a)	1,932	12,558
Savers Value Village, Inc.(a)	68,546	1,387,371
		1,399,929
Capital Markets — 0.0%
Robinhood Markets, Inc., Class A(a)	55,749	909,266
Chemicals — 1.3%
Dow, Inc.	6,115	341,706
DuPont de Nemours, Inc.	310,094	21,455,404
International Flavors & Fragrances, Inc.	71,596	5,405,498
Olin Corp.	839,283	45,153,425
		72,356,033
Commercial Services & Supplies — 1.1%
ACV Auctions, Inc., Class A(a)	44,123	783,183
GFL Environmental, Inc.(b)	1,439,188	51,925,903
Veralto Corp.	95,661	8,267,024
		60,976,110
Consumer Finance — 0.0%
Lufax Holding Ltd., NVS, ADR	159,668	498,164
Consumer Staples Distribution & Retail — 0.0%
Maplebear, Inc.(a)	31,581	1,027,646
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	6,507	1,555,173
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc.(a)	80,819	12,470,372
Entertainment — 0.2%
Netflix, Inc.(a)	18,061	10,889,338
ROBLOX Corp., Class A(a)	29,546	1,178,885
		12,068,223
Financial Services — 0.0%
Remitly Global, Inc.(a)	61,731	1,272,893
Toast, Inc., Class A(a)	43,609	1,003,007
		2,275,900
Food Products — 0.1%
Sovos Brands, Inc.(a)	129,545	2,952,331
Health Care Equipment & Supplies — 0.5%
Envista Holdings Corp.(a)	1,376,742	28,429,722
Neogen Corp.(a)	79,877	1,373,086
Talis Biomedical Corp.(a)	623	5,009
		29,807,817
Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.(a)	3,388,589	19,382,729
Cigna Group (The)	94,311	31,701,700
Security	Shares	Value
Health Care Providers & Services (continued)
Elevance Health, Inc.	2,711	$ 1,358,889
Innovage Holding Corp.(a)	43,292	209,533
		52,652,851
Health Care REITs — 0.4%
Welltower, Inc.	226,008	20,828,897
Health Care Technology — 0.0%
Definitive Healthcare Corp., Class A(a)(b)	211,150	2,010,148
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment, Inc.(a)	954,579	41,495,549
Cava Group, Inc.(a)	55,667	3,251,510
Dutch Bros, Inc., Class A(a)	3,264	95,080
Sweetgreen, Inc., Class A(a)(b)	95,405	1,215,460
		46,057,599
Insurance — 0.0%
Caret Holdings, Inc., Class A(a)(b)	1,196	38,404
Interactive Media & Services — 0.3%
Meta Platforms, Inc., Class A	31,991	15,679,749
IT Services — 0.4%
Cloudflare, Inc., Class A(a)	74,961	7,386,657
Shopify, Inc., Class A(a)(b)	85,618	6,538,647
Snowflake, Inc., Class A(a)	28,537	5,372,946
Thoughtworks Holding, Inc.(a)(b)	109,439	341,450
		19,639,700
Life Sciences Tools & Services — 1.4%
Danaher Corp.	294,427	74,531,251
Sotera Health Co.(a)	425,379	6,384,939
		80,916,190
Personal Care Products — 1.7%
Coty, Inc., Class A(a)(b)	5,814,075	73,024,782
Kenvue, Inc.	923,122	17,539,318
Oddity Tech Ltd., Class A(a)	127,770	5,389,339
		95,953,439
Pharmaceuticals — 0.6%
Catalent, Inc.(a)	592,180	33,955,601
Professional Services — 0.1%
Legalzoom.com, Inc.(a)	175,422	2,175,233
Sterling Check Corp.(a)	299,925	4,699,824
		6,875,057
Semiconductors & Semiconductor Equipment — 0.7%
GLOBALFOUNDRIES, Inc.(a)(b)	494,472	27,032,784
Lattice Semiconductor Corp.(a)(b)	135,412	10,373,914
		37,406,698
Software — 2.7%
Crowdstrike Holdings, Inc., Class A(a)	41,906	13,583,830
DoubleVerify Holdings, Inc.(a)	2,051,208	63,361,815
Elastic NV(a)	83,346	11,152,528
Enfusion, Inc., Class A(a)	34,909	302,661
Five9, Inc.(a)	62,793	3,830,373
Freshworks, Inc., Class A(a)	66,767	1,364,718
Gitlab, Inc., Class A(a)	30,814	2,222,306
Informatica, Inc., Class A(a)	485,545	15,819,056
Klaviyo, Inc., Class A(a)	87,912	2,329,668
ON24, Inc.	42,621	299,200
Riskified Ltd., Class A(a)	10,259	46,986
Salesforce, Inc.(a)	34,215	10,566,276
ServiceNow, Inc.(a)	13,251	10,221,026
Tuya, Inc., ADR(a)	59,331	116,882

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Unity Software, Inc.(a)	73,448	$ 2,153,495
Workday, Inc., Class A(a)	31,159	9,181,311
Zoom Video Communications, Inc., Class A(a)	52,476	3,711,628
		150,263,759
Specialty Retail — 0.2%
ATRenew, Inc., ADR(a)	256,462	302,625
Bath & Body Works, Inc.	138,248	6,317,934
Carvana Co., Class A(a)(b)	48,798	3,705,232
		10,325,791
Textiles, Apparel & Luxury Goods — 0.1%
On Holding AG, Class A(a)	109,478	3,833,920
Tobacco — 0.0%
RLX Technology, Inc., ADR	358,951	699,954
Trading Companies & Distributors — 0.1%
Azelis Group NV	120,124	2,474,916
Total Common Stocks — 17.3% (Cost: $617,679,591)		974,254,493
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.7%
Bombardier, Inc.
7.13%, 06/15/26(c)	USD	20,669	20,842,082
6.00%, 02/15/28(c)		5,291	5,136,368
8.75%, 11/15/30(c)		6,147	6,439,044
Howmet Aerospace, Inc., 6.88%, 05/01/25		2,343	2,367,550
Rocket Lab U.S.A., Inc., 4.25%, 02/01/29(c)(d)		1,668	1,876,500
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,365,427
			40,026,971
Banks — 0.7%
Citigroup, Inc., 3.35%, 04/24/25		10,000	9,962,016
JPMorgan Chase & Co., 2.30%, 10/15/25		31,918	31,275,998
			41,238,014
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(c)		7,059	6,578,517
Consumer Finance — 0.2%
Ford Motor Credit Co. LLC
4.06%, 11/01/24		1,176	1,159,809
3.38%, 11/13/25		4,412	4,232,977
4.39%, 01/08/26		4,412	4,290,138
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	3,476,155
			13,159,079
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		2,800	2,670,870
Diversified Consumer Services — 0.6%
Sotheby’s, 7.38%, 10/15/27(c)		33,457	32,136,262
Diversified REITs — 0.2%
VICI Properties LP, 4.38%, 05/15/25		9,288	9,121,913
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(c)		712	699,917
			9,821,830
Financial Services — 0.8%
Block, Inc., 0.25%, 11/01/27(d)		6,053	4,969,513
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26(c)		20,588	20,228,433
Security		Par (000)	Value
Financial Services (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%, 03/01/31(c)	USD	9,722	$ 9,419,924
Coinbase Global, Inc., 3.63%, 10/01/31(c)		4,000	3,131,766
Repay Holdings Corp., 0.00%, 02/01/26(c)(d)(e)		3,198	2,746,442
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)		2,448	2,906,886
			43,402,964
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(c)(d)		3,306	4,144,071
Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	2,921,625
Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc., 2.00%, 10/15/26(d)		7,904	7,359,754
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	6,859,199
LifePoint Health, Inc., 11.00%, 10/15/30(c)		10,266	10,859,406
Tenet Healthcare Corp.
6.25%, 02/01/27		13,500	13,467,959
4.25%, 06/01/29		13,767	12,661,343
			51,207,661
Health Care REITs — 0.0%
Ventas Realty LP, 2.65%, 01/15/25		1,764	1,715,153
Health Care Technology — 0.1%
Evolent Health, Inc., 3.50%, 12/01/29(c)(d)		3,284	3,840,638
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment, Inc.
6.25%, 07/01/25(c)		41,860	41,862,009
8.13%, 07/01/27(c)		11,135	11,433,262
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	8,620,870
			61,916,141
Insurance — 0.3%
NFP Corp., 6.88%, 08/15/28(c)		17,900	18,179,577
Machinery — 0.0%
Middleby Corp. (The), 1.00%, 09/01/25(d)		1,989	2,486,250
Media — 0.6%
Discovery Communications LLC, 3.90%, 11/15/24		10,000	9,868,712
DISH DBS Corp., 5.88%, 11/15/24		450	425,250
DISH Network Corp., 11.75%, 11/15/27(c)		12,000	12,510,940
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		9,000	6,802,797
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	5,222,952
			34,830,651
Metals & Mining — 0.2%
ATI, Inc., 3.50%, 06/15/25(d)		4,240	13,510,760
Passenger Airlines — 0.1%
JetBlue Airways Corp., 0.50%, 04/01/26(d)		6,000	5,067,885
Personal Care Products — 0.4%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	16,089,640
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,219,470
			20,309,110
Professional Services — 0.1%
Upwork, Inc., 0.25%, 08/15/26(d)		3,470	2,974,947

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.1%
SolarEdge Technologies, Inc., 0.00%, 09/15/25(d)(e)	USD	3,037	$ 2,725,459
Software — 0.7%
Bentley Systems, Inc., 0.13%, 01/15/26(d)		3,616	3,539,108
BILL Holdings, Inc., 0.00%, 12/01/25(d)(e)		6,091	5,567,174
Box, Inc., 0.00%, 01/15/26(d)(e)		2,399	2,683,282
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	19,378,548
RingCentral, Inc., 0.00%, 03/15/26(d)(e)		10,016	8,901,720
			40,069,832
Specialty Retail — 0.7%
Staples, Inc.
7.50%, 04/15/26(c)		27,453	26,393,716
10.75%, 04/15/27(c)		5,492	5,025,180
Wayfair, Inc., 0.63%, 10/01/25(d)		8,595	7,929,128
			39,348,024
Technology Hardware, Storage & Peripherals — 0.1%
Super Micro Computer, Inc., 0.00%, 03/01/29(c)(d)(e)		3,810	3,873,781
Wireless Telecommunication Services — 0.3%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	19,229,848
Total Corporate Bonds — 9.2% (Cost: $505,684,752)			517,385,920
Floating Rate Loan Interests(f)
Aerospace & Defense — 0.4%
Transdigm, Inc.
Tranche I Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 8.60%, 08/24/28		15,000	15,024,000
Tranche J Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 8.60%, 02/28/31		6,186	6,207,094
			21,231,094
Health Care Equipment & Supplies — 1.2%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.00%), 8.44%, 10/23/28		67,466	67,468,873
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.
2021 Incremental Term B Advance, (1 mo. CME Term SOFR US at 0.75% Floor + 3.25%), 8.69%, 10/18/28		15,000	15,014,100
Initial Advance, (1 mo. CME Term SOFR US at 0.75% Floor + 3.00%), 8.32%, 08/09/27		15,651	15,654,637
			30,668,737
IT Services — 0.1%
McAfee Corp., Tranche B-1 Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.75%), 9.18%, 03/01/29		5,586	5,550,911
Leisure Products — 0.0%
NorthPole Newco S.a r.l., Tranche B-1 Term Loan, (3 mo. PRIME at 0.00% Floor + 7.00%), 15.50%, 03/18/25(g)		4,201	399,094
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 2024 Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 3.75%), 9.07%, 08/18/30		14,949	14,942,312
Security		Par (000)	Value
Passenger Airlines — 0.4%
LATAM Airlines Group S.A., Initial Term Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 9.50%), 14.98%, 10/12/27	USD	24,750	$ 25,399,687
Software — 0.9%
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (3 mo. CME Term SOFR US at 0.50% Floor + 4.50%), 9.95%, 03/30/29		50,095	49,614,983
Specialty Retail — 0.1%
Torrid LLC
Closing Date Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 11.11%, 06/14/28		90	75,834
Closing Date Term Loan, (6 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 11.11%, 06/14/28		6,319	5,308,333
			5,384,167
Total Floating Rate Loan Interests — 3.9% (Cost: $220,878,222)			220,659,858
	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	1,047,089
Fixed-Income Funds — 6.5%
iShares iBoxx High Yield Corporate Bond ETF(b)(h)	2,622,927	202,830,945
SPDR Bloomberg High Yield Bond ETF	1,690,000	159,907,800
		362,738,745
Total Investment Companies — 6.5% (Cost: $356,858,406)		363,785,834
Preferred Securities
Preferred Stocks — 0.5%
Health Care Providers & Services — 0.2%
Brookdale Senior Living, Inc., 7.00%(d)	167,000	13,291,530
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(g)(i)	166,337	954,774
Trading Companies & Distributors — 0.3%
WESCO International, Inc., Series A, 10.63%(j)	492,129	13,336,696
Total Preferred Securities — 0.5% (Cost: $23,454,392)		27,583,000
Total Long-Term Investments — 37.4% (Cost: $1,724,555,363)		2,103,669,105

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 65.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(h)(k)	3,553,901,879	$ 3,553,901,879
SL Liquidity Series, LLC, Money Market Series, 5.98%(h)(k)(l)	109,661,145	109,705,010
Total Short-Term Securities — 65.0% (Cost: $3,663,582,701)		3,663,606,889
Total Investments — 102.4% (Cost: $5,388,138,064)		5,767,275,994
Liabilities in Excess of Other Assets — (2.4)%		(134,055,688)
Net Assets — 100.0%		$ 5,633,220,306
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Affiliate of the Fund.
(i)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $954,774, representing 0.0% of its net assets as of period end, and an original cost of $2,186,006.
(j)	Perpetual security with no stated maturity date.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,727,282,003	$ —	$ (1,173,380,124)(a)	$ —	$ —	$ 3,553,901,879	3,553,901,879	$ 148,858,878	$ —
iShares iBoxx High Yield Corporate Bond ETF	194,385,120	—	—	—	8,445,825	202,830,945	2,622,927	8,768,920	—
SL Liquidity Series, LLC, Money Market Series	61,118,517	48,562,273(a)	—	(7,460)	31,680	109,705,010	109,661,145	782,048(b)	—
				$ (7,460)	$ 8,477,505	$ 3,866,437,834		$ 158,409,846	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	48	03/15/24	$ 17,360	$ (1,700,454)
S&P 500 E-Mini Index	631	03/15/24	161,023	(13,990,874)
				$ (15,691,328)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(y)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	11/22/24	$ 66,659,823	$ (716,245)(b)	$ 65,972,283	1.2%
	Monthly	Barclays Bank PLC(c)	11/22/24	(188,810,091)	(4,660,135)(d)	(193,803,886)	5.9
	At Termination	Citibank N.A.(e)	02/26/25	(5,334,367)	(2,955,877)(f)	(7,028,312)	3.7
	At Termination	Citibank N.A.(g)	02/26/25	(21,450,597)	(4,288,197)(h)	(26,419,548)	1.0
	At Termination	Goldman Sachs Bank USA(i)	08/19/26	205,883,641	3,076,604(j)	213,079,718	9.4
	At Termination	JPMorgan Chase Bank N.A.(k)	08/07/24–04/02/25	445,852,080	(13,879,246)(l)	440,994,320	18.7
	At Termination	JPMorgan Chase Bank N.A.(m)	07/11/24–02/21/25	(211,262,718)	(12,995,900)(n)	(229,179,946)	4.9
	Monthly	Merrill Lynch International(o)	02/15/28	13,030,501	(1,739,761)(p)	11,532,121	0.2
	At Termination	Morgan Stanley & Co. International PLC(q)	03/24/31–08/31/33	8,617,889	(1,740,942)(r)	7,094,463	0.3
	At Termination	Morgan Stanley & Co. International PLC(s)	02/23/26–07/06/28	117,727,383	19,104,967(t)	140,908,131	3.2
	Monthly	SG Americas Securities, LLC(u)	08/12/25	31,911,149	138,066(v)	32,124,329	0.6
	Monthly	UBS AG(w)	02/28/28	193,005,975	(3,827,563)(x)	191,094,816	3.4
					$ (24,484,229)	$ 646,368,489
(b)	Amount includes $(28,705) of net dividends and financing fees.
(d)	Amount includes $333,660 of net dividends and financing fees.
(f)	Amount includes $(1,261,932) of net dividends and financing fees.
(h)	Amount includes $680,754 of net dividends and financing fees.
(j)	Amount includes $(4,119,473) of net dividends and financing fees.
(l)	Amount includes $(9,021,486) of net dividends and financing fees.
(n)	Amount includes $4,921,328 of net dividends and financing fees.
(p)	Amount includes $(241,381) of net dividends and financing fees.
(r)	Amount includes $(217,516) of net dividends and financing fees.
(t)	Amount includes $(4,075,781) of net dividends and financing fees.
(v)	Amount includes $(75,114) of net dividends and financing fees.
(x)	Amount includes $(1,916,404) of net dividends and financing fees.
(y)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	20-26 basis points	0-26 basis points	15-20 basis points
Benchmarks:	Euro Short-Term Rate:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate
EUR 1 Day
USD Overnight Bank Funding Rate
	(g)	(i)	(k)
Range:	0-20 basis points	15-20 basis points	15-56 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	RBA Interbank Overnight Cash Rate
USD Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(m)	(o)	(q)
Range:	0-39 basis points	20 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate

	(s)	(u)	(w)
Range:	15-20 basis points	25-26 basis points	20 basis points
Benchmarks:	U.S. Overnight Federal Funds Effective Rate	Euro Short-Term Rate:	USD Overnight Bank Funding Rate
EUR 1 Day
Sterling Overnight Index Average:
GBP 1 Day
NOK Norwegian Overnight Weighted Average
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 22, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
MorphoSys AG	122,725	$ 8,668,393	13.1%
Pharmaceuticals
Catalent, Inc.	288,101	16,519,711	25.1
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	884,114	40,784,179	61.8
Total Reference Entity — Long		65,972,283
Net Value of Reference Entity — Barclays Bank PLC		$65,972,283
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date November 22, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Corteva, Inc.	680,648	$ 36,428,281	(18.8)%
Dow, Inc.	100,305	5,605,043	(2.9)
DuPont de Nemours, Inc.	345,728	23,920,920	(12.4)
International Flavors & Fragrances, Inc.	62,121	4,690,136	(2.4)
		70,644,380
Total Reference Entity — Long		70,644,380
Reference Entity — Short
Common Stocks
Chemicals
Air Products and Chemicals, Inc.	13,694	(3,204,944)	1.7
Albemarle Corp.	33,852	(4,666,498)	2.4
Arcadium Lithium PLC	4,357	(23,920)	0.0
	Shares	Value	% of Basket Value
Chemicals (continued)
Eastman Chemical Co.	38,092	$ (3,342,192)	1.7%
Ecolab, Inc.	16,996	(3,821,381)	2.0
FMC Corp.	27,147	(1,530,819)	0.8
LyondellBasell Industries NV, Class A	48,119	(4,825,373)	2.5
Mosaic Co. (The)	174,370	(5,433,369)	2.8
PPG Industries, Inc.	30,068	(4,257,629)	2.2
		(31,106,125)
Construction Materials
Martin Marietta Materials, Inc.	12,184	(7,038,819)	3.6
Vulcan Materials Co.	21,907	(5,823,976)	3.0
		(12,862,795)
Containers & Packaging
Avery Dennison Corp.	21,750	(4,709,527)	2.5
Ball Corp.	39,943	(2,557,151)	1.3
International Paper Co.	70,098	(2,478,665)	1.3
Sealed Air Corp.	73,223	(2,553,286)	1.3
Westrock Co.	78,257	(3,544,260)	1.8
		(15,842,889)
Metals & Mining
Freeport-McMoRan, Inc.	248,005	(9,377,069)	4.8
Newmont Corp.	44,903	(1,403,219)	0.7
Nucor Corp.	65,335	(12,563,920)	6.5
		(23,344,208)
Paper & Forest Products
Sylvamo Corp.	5,467	(330,262)	0.2
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	1,303,407	(157,712,247)	81.4
SPDR S&P 500 ETF Trust	45,760	(23,249,740)	12.0
		(180,961,987)
Total Reference Entity — Short		(264,448,266)
Net Value of Reference Entity — Barclays Bank PLC		$(193,803,886)

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Oil, Gas & Consumable Fuels
Hess Corp.	698,611	$ 101,822,553	(1,448.7)%
Total Reference Entity — Long		101,822,553
Reference Entity — Short
Common Stocks
Oil, Gas & Consumable Fuels
Chevron Corp.	716,077	(108,850,865)	1,548.7
Total Reference Entity — Short		(108,850,865)
Net Value of Reference Entity — Citibank N.A.		$(7,028,312)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 26, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	51,808	$ 3,447,822	(13.0)%
Health Care Providers & Services
Cigna Group (The)	2,207	741,861	(2.8)
Elevance Health, Inc.	55,790	27,964,738	(105.9)
		28,706,599
Investment Companies
Equity Funds
iShares U.S. Real Estate ETF	331	29,326	(0.1)
Total Reference Entity — Long		32,183,747
Reference Entity — Short
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	7,013	(3,461,617)	13.1
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	3,776	(4,709,503)	17.8
Waters Corp.	184	(62,085)	0.3
		(4,771,588)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	47,362	(9,118,606)	34.5
Analog Devices, Inc.	22,773	(4,368,317)	16.5
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	25,053	$ (5,051,186)	19.1%
ASML Holding NV, NY Shares	4,102	(3,903,791)	14.8
KLA Corp.	8,769	(5,983,089)	22.6
Lam Research Corp.	7,036	(6,601,527)	25.0
Microchip Technology, Inc.	23,597	(1,985,451)	7.5
Micron Technology, Inc.	23,432	(2,123,173)	8.0
MKS Instruments, Inc.	3,540	(434,570)	1.6
Monolithic Power Systems, Inc.	1,955	(1,407,678)	5.3
ON Semiconductor Corp.	18,778	(1,481,960)	5.6
Qorvo, Inc.	7,289	(834,955)	3.2
Skyworks Solutions, Inc.	10,004	(1,049,620)	4.0
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,763	(3,314,925)	12.6
Teradyne, Inc.	10,325	(1,069,567)	4.1
Texas Instruments, Inc.	9,811	(1,641,675)	6.2
		(50,370,090)
Total Reference Entity — Short		(58,603,295)
Net Value of Reference Entity — Citibank N.A.		$(26,419,548)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Building Products
Masonite International Corp.	87,680	$ 11,419,443	5.4%
Health Care Providers & Services
Amedisys, Inc.	143,840	13,379,997	6.3
Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co.	637,717	149,984,662	70.4
Real Estate Management & Development
Tricon Residential, Inc.	4,464,632	49,691,354	23.3
Software
Splunk, Inc.	892,510	139,427,912	65.4
Trading Companies & Distributors
McGrath RentCorp	57,119	7,110,173	3.3
Total Reference Entity — Long		371,013,541
Reference Entity — Short
Common Stocks
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	64,282	(3,069,466)	(1.4)

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	1,481,672	$ (154,864,357)	(72.7)%
Total Reference Entity — Short		(157,933,823)
Net Value of Reference Entity — Goldman Sachs Bank USA		$213,079,718
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates August 7, 2024 to April 2, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Cerevel Therapeutics Holdings, Inc.	286,523	$ 11,747,443	2.6%
Karuna Therapeutics, Inc.	238,338	74,830,982	17.0
		86,578,425
Communications Equipment
Juniper Networks, Inc.	444,282	16,451,762	3.7
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	3,422,385	69,405,968	15.7
Health Care Equipment & Supplies
Axonics, Inc.	240,183	16,318,033	3.7
Health Care Providers & Services
Amedisys, Inc.	293,703	27,320,253	6.2
Household Durables
MDC Holdings, Inc.	69,392	4,350,878	1.0
Insurance
American Equity Investment Life Holding Co.	112,008	6,220,924	1.4
Metals & Mining
United States Steel Corp.	1,774,049	83,983,480	19.0
Oil, Gas & Consumable Fuels
Hess Corp.	674,807	98,353,120	22.3
Pioneer Natural Resources Co.	667,650	157,024,604	35.6
Southwestern Energy Co.	1,737,598	12,111,058	2.8
		267,488,782
Pharmaceuticals
Catalent, Inc.	865,710	49,639,812	11.3
Cymabay Therapeutics, Inc.	536,843	17,280,976	3.9
		66,920,788
Software
ANSYS, Inc.	46,038	15,384,519	3.5
Splunk, Inc.	505,400	78,953,588	17.9
		94,338,107
	Shares	Value	% of Basket Value
Trading Companies & Distributors
McGrath RentCorp	76,203	$ 9,485,749	2.2%
Total Reference Entity — Long		748,863,149
Reference Entity — Short
Common Stocks
Aerospace & Defense
Rocket Lab U.S.A., Inc.	251,651	(1,153,820)	(0.3)
Capital Markets
Brookfield Asset Management Ltd., Class A	11,201	(456,441)	(0.1)
Construction & Engineering
WillScot Mobile Mini Holdings Corp.	85,988	(4,105,927)	(0.9)
Consumer Finance
SoFi Technologies, Inc.	55,968	(502,593)	(0.1)
Entertainment
Spotify Technology SA	2,431	(623,333)	(0.1)
Financial Services
Block, Inc., Class A	4,893	(388,847)	(0.1)
Repay Holdings Corp.	5,523	(47,995)	(0.0)
		(436,842)
Ground Transportation
Uber Technologies, Inc.	35,594	(2,829,723)	(0.7)
Health Care Equipment & Supplies
Merit Medical Systems, Inc.	21,547	(1,641,881)	(0.4)
Health Care Technology
Evolent Health, Inc., Class A	65,845	(2,232,804)	(0.5)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	150,655	(12,471,221)	(2.8)
Chevron Corp.	691,676	(105,141,669)	(23.8)
Exxon Mobil Corp.	1,551,216	(162,133,096)	(36.8)
		(279,745,986)
Professional Services
Upwork, Inc.	5,258	(68,880)	(0.0)
Software
Bentley Systems, Inc., Class B	25,666	(1,318,462)	(0.3)
BILL Holdings, Inc.	8,650	(547,805)	(0.1)
Box, Inc., Class A	62,032	(1,599,805)	(0.4)
RingCentral, Inc., Class A	239	(7,987)	(0.0)
Synopsys, Inc.	15,883	(9,112,554)	(2.1)
		(12,586,613)
Specialty Retail
Wayfair, Inc., Class A	267	(15,913)	(0.0)
Technology Hardware, Storage & Peripherals
Super Micro Computer, Inc.	1,695	(1,468,073)	(0.3)
Total Reference Entity — Short		(307,868,829)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$440,994,320

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates July 11, 2024 to February 21, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	170,292	$ 42,527,021	(18.6)%
Total Reference Entity — Long		$42,527,021
Reference Entity — Short
Investment Companies
Equity Funds
iShares Russell 2000 ETF	112,468	(22,913,106)	10.0
Materials Select Sector SPDR Fund	246,576	(21,590,194)	9.4
SPDR S&P 500 ETF Trust	435,334	(221,184,499)	96.5
VanEck Semiconductor ETF	28,399	(6,019,168)	2.7
		(271,706,967)
Total Reference Entity — Short		$(271,706,967)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(229,179,946)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International as of period end, termination date February 15, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Staples Distribution & Retail
Albertsons Cos., Inc., Class A	568,645	$ 11,532,121	100.0%
Total Reference Entity — Long		11,532,121
Net Value of Reference Entity — Merrill Lynch International		$11,532,121
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates March 24, 2031 to August 31, 2033:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Textiles, Apparel & Luxury Goods
Capri Holdings Ltd.	231,091	$ 10,660,228	150.3%
Total Reference Entity — Long		10,660,228
Reference Entity — Short
Common Stocks
Financial Services
Shift4 Payments, Inc., Class A	20,989	(1,725,716)	(24.3)%
Machinery
Middleby Corp. (The)	11,843	(1,802,031)	(25.4)%
Semiconductors & Semiconductor Equipment
SolarEdge Technologies, Inc.	566	(38,018)	(0.6)%
Total Reference Entity — Short		(3,565,765)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$7,094,463
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates February 23, 2026 to July 6, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
RTX Corp.	134,555	$ 12,065,547	8.6%
TransDigm Group, Inc.	60,573	71,339,245	50.6
		83,404,792
Chemicals
Olin Corp.	71,855	3,865,799	2.7
Commercial Services & Supplies
Veralto Corp.	2,131	184,161	0.1
Health Care Providers & Services
Cigna Group (The)	81,481	27,389,023	19.4
Elevance Health, Inc.	62,561	31,358,701	22.3
Humana, Inc.	100,718	35,283,530	25.0
		94,031,254

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Life Sciences Tools & Services
Danaher Corp.	6,396	$ 1,619,084	1.2%
Total Reference Entity — Long		183,105,090
Reference Entity — Short
Common Stocks
Commercial Services & Supplies
Republic Services, Inc.	92,594	(17,000,258)	(12.1)
Waste Management, Inc.	84,329	(17,342,259)	(12.3)
		(34,342,517)
Health Care Providers & Services
UnitedHealth Group, Inc.	7,627	(3,764,687)	(2.6)
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	178	(222,005)	(0.2)
Waters Corp.	587	(198,066)	(0.1)
		(420,071)
Investment Companies
Equity Funds
iShares U.S. Real Estate ETF	26,417	(2,340,546)	(1.7)
SPDR S&P 500 ETF Trust	2,616	(1,329,138)	(0.9)
		(3,669,684)
Total Reference Entity — Short		(42,196,959)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$140,908,131
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with SG Americas Securities, LLC as of period end, termination date August 12, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Covestro AG	38,187	$ 2,078,433	6.5%
	Shares	Value	% of Basket Value
Financial Services
Network International Holdings PLC	1,534,000	$ 7,416,290	23.1%
Interactive Media & Services
Adevinta ASA	2,119,540	22,629,606	70.4
Total Reference Entity — Long		32,124,329
Net Value of Reference Entity — SG Americas Securities LLC		$32,124,329
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination date February 28, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Biotechnology
Karuna Therapeutics, Inc.	315,525	$ 99,065,384	51.8%
Metals & Mining
United States Steel Corp.	1,378,582	65,262,072	34.2
Software
Splunk, Inc.	171,344	26,767,360	14.0
Total Reference Entity — Long		191,094,816
Net Value of Reference Entity — UBS AG		$191,094,816

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 192,640,284	$ —	$ —	$ 192,640,284
Automobile Components	2,698,026	—	—	2,698,026
Automobiles	946,261	—	—	946,261
Biotechnology	57,375	2,910	—	60,285
Broadline Retail	1,399,929	—	—	1,399,929
Capital Markets	909,266	—	—	909,266
Chemicals	72,356,033	—	—	72,356,033
Commercial Services & Supplies	60,976,110	—	—	60,976,110
Consumer Finance	498,164	—	—	498,164
Consumer Staples Distribution & Retail	1,027,646	—	—	1,027,646
Diversified Consumer Services	1,555,173	—	—	1,555,173
Electronic Equipment, Instruments & Components	12,470,372	—	—	12,470,372
Entertainment	12,068,223	—	—	12,068,223
Financial Services	2,275,900	—	—	2,275,900
Food Products	2,952,331	—	—	2,952,331
Health Care Equipment & Supplies	29,807,817	—	—	29,807,817
Health Care Providers & Services	52,652,851	—	—	52,652,851
Health Care REITs	20,828,897	—	—	20,828,897
Health Care Technology	2,010,148	—	—	2,010,148
Hotels, Restaurants & Leisure	46,057,599	—	—	46,057,599
Insurance	38,404	—	—	38,404
Interactive Media & Services	15,679,749	—	—	15,679,749
IT Services	19,639,700	—	—	19,639,700
Life Sciences Tools & Services	80,916,190	—	—	80,916,190
Personal Care Products	95,953,439	—	—	95,953,439
Pharmaceuticals	33,955,601	—	—	33,955,601
Professional Services	6,875,057	—	—	6,875,057
Semiconductors & Semiconductor Equipment	37,406,698	—	—	37,406,698
Software	150,263,759	—	—	150,263,759
Specialty Retail	10,325,791	—	—	10,325,791
Textiles, Apparel & Luxury Goods	3,833,920	—	—	3,833,920
Tobacco	699,954	—	—	699,954
Trading Companies & Distributors	—	2,474,916	—	2,474,916
Corporate Bonds	—	517,385,920	—	517,385,920
Floating Rate Loan Interests	—	220,260,764	399,094	220,659,858
Investment Companies	363,785,834	—	—	363,785,834
Preferred Securities
Preferred Stocks	13,336,696	13,291,530	954,774	27,583,000
Short-Term Securities
Money Market Funds	3,553,901,879	—	—	3,553,901,879
	$ 4,902,801,076	$ 753,416,040	$ 1,353,868	5,657,570,984
Investments valued at NAV(a)				109,705,010
				$ 5,767,275,994

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ —	$ 22,319,637	$ —	$ 22,319,637
Liabilities
Equity Contracts	(15,691,328)	(46,803,866)	—	(62,495,194)
	$ (15,691,328)	$ (24,484,229)	$ —	$ (40,175,557)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt